NON-CONTROLLING INTEREST (Details 3) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Noncontrolling Interest [Abstract]
Profit attributable to non-controlling interest	$ (43,932)	$ 37,516
Foreign exchange on translation	(8,608)	116,810
Comprehensive profit attributable to non-controlling interest	$ (52,540)	$ 154,320